9. Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details
Net operating loss carry forward	$ 7,582,195	$ 6,189,094
Equity-based instruments	8,946,178	7,727,432
Accrued liabilities	85,329	106,556
Valuation allowance	(16,613,702)	(14,023,082)
Deferred tax asset